Annual Fund Operating Expenses - PIMCO Enhanced Low Duration Active Exchange-Traded Fund - PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.46%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.49%

[1]	“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.46%.